SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT - Narrative (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2024	Sep. 30, 2023	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Aug. 31, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term notes				$ 218,000,000	$ 218,000,000
Commitment				1,600,000,000
Other assets				1,372,000,000	1,171,000,000
Other income (expense)				(45,000,000)	121,000,000	$ (14,000,000)
Other operating income, sale of assets				68,000,000
Parent Company
Debt Instrument [Line Items]
Issuance of long term notes receivable - affiliated			$ 100,000,000	0	600,000,000	100,000,000
Long-term note, stated interest rate			3.72%
Proceeds from repayment of long term notes receivable - affiliated	$ 50,000,000	$ 50,000,000		0	50,000,000	50,000,000
Other assets				40,000,000	37,000,000
Other income (expense)				74,000,000	7,000,000	8,000,000
Parent Company | Affiliated Entity
Debt Instrument [Line Items]
Issuance of long term notes receivable - affiliated					$ 600,000,000
Long-term note, stated interest rate					4.30%
Parent Company | Affiliated Entity | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment					$ 1,500,000,000
Parent Company | Notes Payable Affiliated | 1.69% Matures December 2028 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount										$ 300,000,000
Debt instrument, stated interest rate (in percent)										1.69%
Long-term notes						0
Parent Company | Notes Payable Affiliated | 1.00% Matures August 2030 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount									$ 200,000,000
Debt instrument, stated interest rate (in percent)									1.00%
Long-term notes						0
Parent Company | Notes Payable Affiliated | 3.11% Matures June 2052 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount								$ 215,000,000
Debt instrument, stated interest rate (in percent)								3.11%
Long-term notes						0
Parent Company | Notes Payable Affiliated | 4.34% Matures June 2052 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount							$ 125,000,000
Debt instrument, stated interest rate (in percent)							4.34%
Long-term notes						0
Parent Company | Notes Payable Affiliated | 4.34% Matures December 2052 - 1 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount							$ 125,000,000
Debt instrument, stated interest rate (in percent)							4.34%
Long-term notes						0
Parent Company | Notes Payable Affiliated | 4.34% Matures December 2052 - 2 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount							$ 1,800,000,000
Debt instrument, stated interest rate (in percent)							4.34%
Parent Company | Notes Payable Affiliated | 4.30% Matures December 2027-1 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount					$ 100,000,000
Debt instrument, stated interest rate (in percent)					4.30%
Parent Company | Notes Payable Affiliated | 4.30% Matures December 2027-1 | Affiliated Entity | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment					$ 500,000,000
Parent Company | Notes Payable Affiliated | 4.30% Matures December 2027-2 | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument face amount					$ 300,000,000
Debt instrument, stated interest rate (in percent)					4.30%
Proceeds from related party debt				175,000,000
Repayments of debt				275,000,000
Long-Term Debt				200,000,000
Parent Company | Notes Payable Affiliated | 4.30% Matures December 2027-2 | Affiliated Entity | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment					$ 1,000,000,000.0
Mt Logan Re
Debt Instrument [Line Items]
Other assets				35,000,000	39,000,000
Other income (expense)				$ 7,000,000	$ 8,000,000	$ 8,000,000